Trade accounts receivable - Trade notes receivable and Net titles of allowance (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade accounts receivable
Total	R$ 493,317	R$ 288,111
Adjustment to present value	(788)	(1,408)
Current	477,217	276,626
Non-current	16,100	11,485
Linx Pay Meios de Pagamentos Ltda.
Trade accounts receivable
Total	291,071	96,026
Cost
Trade accounts receivable
Total	503,401	292,879
Cost | Falling due
Trade accounts receivable
Total	471,773	260,658
Cost | 1-30
Trade accounts receivable
Total	9,363	18,978
Cost | 31-60
Trade accounts receivable
Total	4,700	2,375
Cost | 61-90
Trade accounts receivable
Total	4,268	3,870
Cost | 91-180
Trade accounts receivable
Total	5,435	4,684
Cost | More than 181
Trade accounts receivable
Total	7,862	2,314
Cost | Domestic currency
Trade accounts receivable
Total	489,011	275,654
Cost | Domestic currency | Falling due
Trade accounts receivable
Total	463,378	248,411
Cost | Domestic currency | Overdue
Trade accounts receivable
Total	25,633	27,243
Cost | Foreign currency
Trade accounts receivable
Total	14,390	17,225
Cost | Foreign currency | Falling due
Trade accounts receivable
Total	8,395	12,247
Cost | Foreign currency | Overdue
Trade accounts receivable
Total	5,995	4,978
Allowance for doubtful accounts
Trade accounts receivable
Total	(9,296)	(3,360)
Allowance for doubtful accounts | Falling due
Trade accounts receivable
Total	(66)	(29)
Allowance for doubtful accounts | 1-30
Trade accounts receivable
Total	(71)	(229)
Allowance for doubtful accounts | 31-60
Trade accounts receivable
Total	(98)	(85)
Allowance for doubtful accounts | 61-90
Trade accounts receivable
Total	(128)	(207)
Allowance for doubtful accounts | 91-180
Trade accounts receivable
Total	(1,071)	(496)
Allowance for doubtful accounts | More than 181
Trade accounts receivable
Total	R$ (7,862)	R$ (2,314)